UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Holding Inc.
         --------------------------------------------------
Address           711 Fifth Avenue
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                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York     May 10, 2006
-------------------    ---------------------      ---------------------------
[Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager Form 13F:

File Number             NAME
28-11378                Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    1

Form 13F Information Table Entry Total:                              36

Form 13F Information Table Value Total:                    $ 337,757,712
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.     28-3765          Allen & Company Incorporated


     Explanatory Note: Allen Holding Inc. ("AHI") hereby advises that Allen Investment Management LLC ("Allen Investment") and AHI may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which Allen Investment exercises direct control. Allen Investment is separately filing a Form 13F which includes the 13(f) securities for which it may be deemed to share investment discretion with AHI. This statement shall not be deemed an admission that AHI and Allen Investment share beneficial ownership of reported securities for other purposes, including Section 13(d) of the Act.

           ITEM 1                 ITEM 2       ITEM 3          ITEM 4         ITEM 5

                                                               TOTAL
       NAME OF ISSUER             CLASS      CUSIP NUMBER      VALUE        POSITION

BERKSHIRE HATHAWAY INC DEL    CL A           084670108          27,105,000         300
CBS CORP NEW                  CL B           124857202             339,677      14,165
CENTENE CORP DEL              COM            15135B101           2,344,685      80,380
COCA COLA CO                  COM            191216100          98,307,410   2,347,920
CONVERA CORP                  CL A           211919105           1,661,172     173,400
CONVERA CORP                  CL A           211919105           4,790,000     500,000
CONVERA CORP                  CL A           211919105          30,443,765   3,177,846
CONVERA CORP                  CL A           211919105             459,840      48,000
CONVERA CORP                  CL A           211919105          14,226,300   1,485,000
CONVERA CORP                  CL A           211919105                 364          38
CONVERA CORP                  CL A           211919105             958,000     100,000
CONVERA CORP                  CL A           211919105             287,400      30,000
CONVERA CORP                  CL A           211919105             638,670      66,667
CONVERA CORP                  CL A           211919105          60,469,698   6,312,077
ELECTRO OPTICAL SCIENCES INC  COM            285192100             742,255     125,806
ELECTRO OPTICAL SCIENCES INC  COM            285192100             343,233      58,175
EXPEDIA INC DEL               COM            30212P105          32,589,721   1,607,781
EXPEDIA INC DEL               COM            30212P105           1,731,544      85,424
EXPEDIA INC DEL               COM            30212P105           2,736,450     135,000
EXPEDIA INC DEL               COM            30212P105             349,029      17,219
HOUSEVALUES INC               COM            44183Y102             315,592      38,300
IAC INTERACTIVECORP           COM NEW        44919P300          32,646,306   1,107,781
IAC INTERACTIVECORP           COM NEW        44919P300           2,517,445      85,424
IAC INTERACTIVECORP           COM NEW        44919P300             589,400      20,000
IAC INTERACTIVECORP           COM NEW        44919P300              44,441       1,508
IAC INTERACTIVECORP           COM NEW        44919P300             507,444      17,219
IBIS TECHNOLOGY CORP          COM            450909106              35,500      10,000
INFINITY PPTY & CAS CORP      COM            45665Q103             626,100      15,000
INTEL CORP                    COM            458140100           9,730,000     500,000
KNOT INC                      COM            499184109           3,801,000     210,000
MANNKIND CORP                 COM            56400P201           1,824,904      89,281
NASDAQ STOCK MARKET INC       COM            631103108             352,352       8,800
ONVIA INC                     COM NEW        68338T403             450,000      75,000
OPSWARE INC                   COM            68383A101           1,209,656     141,150
PRICELINE COM INC             COM NEW        741503403           2,404,512      96,800
PRICELINE COM INC             COM NEW        741503403             178,848       7,200
                                                          -----------------

                                                               337,757,712
                                                         ==================

           ITEM 1                         ITEM 6               ITEM 7          ITEM 8
                               ---INVESTMENT DISCRETION---             ---VOTING AUTHORITY---
                                 (a)        (b)       (C)                 (a)     (b)    (C)
       NAME OF ISSUER           SOLE      SHARED     OTHER   MANAGERS    SOLE     SHAREDOTHER

BERKSHIRE HATHAWAY INC DEL                      300                 1        300
CBS CORP NEW                                  14165                        14165
CENTENE CORP DEL                              80380                        80380
COCA COLA CO                                2347920                 1    2347920
CONVERA CORP                                 173400                 1     173400
CONVERA CORP                                 500000                 1     500000
CONVERA CORP                                3177846                 1    3177846
CONVERA CORP                                  48000                 1      48000
CONVERA CORP                                1485000                 1    1485000
CONVERA CORP                                     38                           38
CONVERA CORP                                 100000                       100000
CONVERA CORP                                  30000                        30000
CONVERA CORP                                  66667                        66667
CONVERA CORP                    6312077                                  6312077
ELECTRO OPTICAL SCIENCES INC                 125806                 1     125806
ELECTRO OPTICAL SCIENCES INC                  58175                 1      58175
EXPEDIA INC DEL                             1607781                 1    1607781
EXPEDIA INC DEL                               85424                 1      85424
EXPEDIA INC DEL                              135000                       135000
EXPEDIA INC DEL                   17219                                    17219
HOUSEVALUES INC                               38300                        38300
IAC INTERACTIVECORP                         1107781                 1    1107781
IAC INTERACTIVECORP                           85424                 1      85424
IAC INTERACTIVECORP                           20000                        20000
IAC INTERACTIVECORP                            1508                         1508
IAC INTERACTIVECORP               17219                                    17219
IBIS TECHNOLOGY CORP                          10000                        10000
INFINITY PPTY & CAS CORP                      15000                        15000
INTEL CORP                                   500000                 1     500000
KNOT INC                                     210000                       210000
MANNKIND CORP                                 89281                 1      89281
NASDAQ STOCK MARKET INC                        8800                 1       8800
ONVIA INC                                     75000                        75000
OPSWARE INC                                  141150                       141150
PRICELINE COM INC                             96800                 1      96800
PRICELINE COM INC                              7200                 1       7200
